Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

NOTE 9: INCOME TAXES

The significant components of income tax provision (benefit) were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009
(in millions)
Current:
Federal	$ (77)	$ (12)	$ (747)	$ (83)	$ (54)	$ (696)
State	152	130	(41)	161	134	(45)
Deferred:
Federal	504	525	1,161	534	589	1,139
State	(135)	(91)	92	(128)	(90)	89
Tax credits	(4)	(5)	(5)	(4)	(5)	(5)

Income tax provision	$ 440	$ 547	$ 460	$ 480	$ 574	$ 482

The following describes net deferred income tax liabilities:

	PG&E Corporation		Utility
	Year Ended December 31,
	2011	2010	2011	2010
(in millions)
Deferred income tax assets:
Customer advances for construction	$ 108	$ -	$ 108	$ -
Reserve for damages	243	222	243	222
Environmental reserve	157	242	157	242
Compensation	310	345	258	305
Net operating loss carry forward	728	327	567	270
Other	217	207	180	178

Total deferred income tax assets	$ 1,763	$ 1,343	$ 1,513	$ 1,217

Deferred income tax liabilities:
Regulatory balancing accounts	$ 878	$ 1,116	$ 878	$ 1,116
Property related basis differences	6,309	5,236	6,301	5,234
Income tax regulatory asset	588	509	588	509
Other	192	142	105	135

Total deferred income tax liabilities	$ 7,967	$ 7,003	$ 7,872	$ 6,994

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

Classification of net deferred income tax liabilities:
Included in current liabilities	$ 196	$ 113	$ 199	$ 118
Included in noncurrent liabilities	6,008	5,547	6,160	5,659

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

The differences between income taxes and amounts calculated by applying the federal statutory rate to income before income tax expense were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income tax rate resulting from:
State income tax (net of federal benefit)	1.1	0.7	1.6	1.6	1.0	1.4
Effect of regulatory treatment of fixed asset differences	(4.4)	(3.1)	(2.7)	(4.2)	(3.0)	(2.6)
Tax credits	(0.5)	(0.4)	(0.5)	(0.5)	(0.4)	(0.5)
IRS audit settlements	-	0.1	(4.5)	-	(0.2)	(4.2)
Benefit of loss carryback	(1.9)	-	-	(2.1)	-	-
Non deductible penalties	6.5	0.2	-	6.3	0.2	-
Other, net	(1.5)	0.7	(1.5)	0.1	1.3	(1.3)

Effective tax rate	34.3%	33.2%	27.4%	36.2%	33.9%	27.8%

Unrecognized tax benefits

The following table reconciles the changes in unrecognized tax benefits:

	PG&E Corporation			Utility
	2011	2010	2009	2011	2010	2009
(in millions)
Balance at beginning of year	$ 714	$ 673	$ 75	$ 712	$ 652	$ 37
Additions for tax position taken during a prior year	2	27	4	2	27	4
Reductions for tax position taken during a prior year	(198)	(20)	(3)	(196)	-	-
Additions for tax position taken during the current year	3	89	624	-	87	623
Settlements	(15)	(55)	(27)	(15)	(54)	(12)

Balance at end of year	$ 506	$ 714	$ 673	$ 503	$ 712	$ 652

The component of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2011 for PG&E Corporation and the Utility is $32 million and $29 million, respectively, with the remaining balance representing the probable deferral of taxes to later years.

PG&E Corporation and the Utility recognize accrued interest and penalties related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Income. Interest expense net of penalties recognized in income tax expense by PG&E Corporation and the Utility in 2011 was $3 million and $2 million, respectively. Interest income net of penalties recognized in income tax expense by PG&E Corporation in 2010 and 2009 was $3 million and $19 million, respectively. Interest income net of penalties recognized in income tax expense by the Utility in 2010 and 2009 was $3 million and $14 million, respectively.

As of December 31, 2011, PG&E Corporation and the Utility had accrued interest income of $3 million and $4 million, respectively. As of December 31, 2010, PG&E Corporation and the Utility had accrued interest income of $8 million.

The IRS is continuing to work with the utility industry to provide consistent repairs deduction guidance for natural gas transmission, natural gas distribution, and electric generation businesses. PG&E Corporation and the Utility expect the IRS to release this guidance in 2012.

PG&E Corporation and the Utility are unable to determine whether the unrecognized tax benefits related to the items discussed above will change significantly within the next 12 months.

Tax settlements and years that remain subject to examination

In 2008, PG&E Corporation began participating in the Compliance Assurance Process ("CAP"), a real-time IRS audit intended to expedite resolution of tax matters. The CAP audit culminates with a letter from the IRS indicating its acceptance of the return. The IRS partially accepted the 2008 return, withholding two matters for further review. In December 2010, the IRS accepted the 2009 tax return without change. In September 2011, the IRS partially accepted the 2010 return, withholding two matters for further review. The IRS has not completed the CAP audit for 2011.

The most significant of the matters withheld for further review relates to a tax accounting method change filed by PG&E Corporation to accelerate the amount of deductible repairs. The IRS and PG&E Corporation agreed to wait for industry resolution of the method change before conducting an audit. In August 2011, the IRS issued new guidance regarding the repairs deduction for electric transmission and distribution businesses for years ending on or after December 31, 2010. The guidance was not applicable to tax years prior to 2010. In the fourth quarter 2011, the IRS agreed to allow PG&E Corporation to file claims for 2008-2010 for the repairs method change. As a result, PG&E Corporation made a cumulative adjustment for the repairs deduction for all of the applicable years, which resulted in a decrease of $174 million to the unrecognized tax benefit in 2011.

In December 2011, the California Franchise Tax Board completed its audits of PG&E Corporation's 2004 and 2005 combined California income tax returns, as well as the 1997-2007 amended income tax returns reflecting IRS settlements for these years. In addition, the California statute of limitation for the 1997-2004 tax years expired on December 31, 2011. PG&E Corporation recorded a tax benefit of $9 million as a result of the resolution of these audits.

PG&E Corporation believes that the final resolution of open federal and California audits will not have a material impact on its financial condition or results of operations.

Loss carry forwards

As of December 31, 2011 and 2010, PG&E Corporation had approximately $17 million and $24 million, respectively, of federal and California capital loss carry forwards based on filed tax returns, of which approximately $16 million will expire if not used by December 31, 2012. For all periods presented, PG&E Corporation has provided a full valuation allowance against its deferred income tax assets for capital loss carry forwards.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "Tax Relief Act") federal legislation that was signed into law on December 17, 2010, provides for full expensing for tax purposes of qualified property, plant, and equipment placed in service from September 9, 2010 to December 31, 2011. The Tax Relief Act increased PG&E Corporation's federal net operating loss carry forwards. As of December 31, 2011, PG&E Corporation had approximately $1.8 billion of federal net operating loss carry forwards and $10 million of tax credit carry forwards, which will expire between 2029 and 2031. In addition, PG&E Corporation had approximately $82 million of loss carry forwards related to charitable contributions, which will expire between 2013 and 2016. PG&E Corporation believes it is more likely than not the tax benefits associated with the federal operating loss, charitable contributions, and tax credit can be realized within the carry forward periods, therefore no valuation allowance was recognized as of December 31, 2011. The amount of federal net operating loss carry forwards for which a tax benefit from employee stock plans would be recorded in additional paid-in capital was approximately $16 million as of December 31, 2011.

Pacific Gas And Electric Company [Member]
Income Taxes

NOTE 9: INCOME TAXES

The significant components of income tax provision (benefit) were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009
(in millions)
Current:
Federal	$ (77)	$ (12)	$ (747)	$ (83)	$ (54)	$ (696)
State	152	130	(41)	161	134	(45)
Deferred:
Federal	504	525	1,161	534	589	1,139
State	(135)	(91)	92	(128)	(90)	89
Tax credits	(4)	(5)	(5)	(4)	(5)	(5)

Income tax provision	$ 440	$ 547	$ 460	$ 480	$ 574	$ 482

The following describes net deferred income tax liabilities:

	PG&E Corporation		Utility
	Year Ended December 31,
	2011	2010	2011	2010
(in millions)
Deferred income tax assets:
Customer advances for construction	$ 108	$ -	$ 108	$ -
Reserve for damages	243	222	243	222
Environmental reserve	157	242	157	242
Compensation	310	345	258	305
Net operating loss carry forward	728	327	567	270
Other	217	207	180	178

Total deferred income tax assets	$ 1,763	$ 1,343	$ 1,513	$ 1,217

Deferred income tax liabilities:
Regulatory balancing accounts	$ 878	$ 1,116	$ 878	$ 1,116
Property related basis differences	6,309	5,236	6,301	5,234
Income tax regulatory asset	588	509	588	509
Other	192	142	105	135

Total deferred income tax liabilities	$ 7,967	$ 7,003	$ 7,872	$ 6,994

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

Classification of net deferred income tax liabilities:
Included in current liabilities	$ 196	$ 113	$ 199	$ 118
Included in noncurrent liabilities	6,008	5,547	6,160	5,659

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

The differences between income taxes and amounts calculated by applying the federal statutory rate to income before income tax expense were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income tax rate resulting from:
State income tax (net of federal benefit)	1.1	0.7	1.6	1.6	1.0	1.4
Effect of regulatory treatment of fixed asset differences	(4.4)	(3.1)	(2.7)	(4.2)	(3.0)	(2.6)
Tax credits	(0.5)	(0.4)	(0.5)	(0.5)	(0.4)	(0.5)
IRS audit settlements	-	0.1	(4.5)	-	(0.2)	(4.2)
Benefit of loss carryback	(1.9)	-	-	(2.1)	-	-
Non deductible penalties	6.5	0.2	-	6.3	0.2	-
Other, net	(1.5)	0.7	(1.5)	0.1	1.3	(1.3)

Effective tax rate	34.3%	33.2%	27.4%	36.2%	33.9%	27.8%

Unrecognized tax benefits

The following table reconciles the changes in unrecognized tax benefits:

	PG&E Corporation			Utility
	2011	2010	2009	2011	2010	2009
(in millions)
Balance at beginning of year	$ 714	$ 673	$ 75	$ 712	$ 652	$ 37
Additions for tax position taken during a prior year	2	27	4	2	27	4
Reductions for tax position taken during a prior year	(198)	(20)	(3)	(196)	-	-
Additions for tax position taken during the current year	3	89	624	-	87	623
Settlements	(15)	(55)	(27)	(15)	(54)	(12)

Balance at end of year	$ 506	$ 714	$ 673	$ 503	$ 712	$ 652

The component of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2011 for PG&E Corporation and the Utility is $32 million and $29 million, respectively, with the remaining balance representing the probable deferral of taxes to later years.

PG&E Corporation and the Utility recognize accrued interest and penalties related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Income. Interest expense net of penalties recognized in income tax expense by PG&E Corporation and the Utility in 2011 was $3 million and $2 million, respectively. Interest income net of penalties recognized in income tax expense by PG&E Corporation in 2010 and 2009 was $3 million and $19 million, respectively. Interest income net of penalties recognized in income tax expense by the Utility in 2010 and 2009 was $3 million and $14 million, respectively.

As of December 31, 2011, PG&E Corporation and the Utility had accrued interest income of $3 million and $4 million, respectively. As of December 31, 2010, PG&E Corporation and the Utility had accrued interest income of $8 million.

The IRS is continuing to work with the utility industry to provide consistent repairs deduction guidance for natural gas transmission, natural gas distribution, and electric generation businesses. PG&E Corporation and the Utility expect the IRS to release this guidance in 2012.

PG&E Corporation and the Utility are unable to determine whether the unrecognized tax benefits related to the items discussed above will change significantly within the next 12 months.

Tax settlements and years that remain subject to examination

In 2008, PG&E Corporation began participating in the Compliance Assurance Process ("CAP"), a real-time IRS audit intended to expedite resolution of tax matters. The CAP audit culminates with a letter from the IRS indicating its acceptance of the return. The IRS partially accepted the 2008 return, withholding two matters for further review. In December 2010, the IRS accepted the 2009 tax return without change. In September 2011, the IRS partially accepted the 2010 return, withholding two matters for further review. The IRS has not completed the CAP audit for 2011.

The most significant of the matters withheld for further review relates to a tax accounting method change filed by PG&E Corporation to accelerate the amount of deductible repairs. The IRS and PG&E Corporation agreed to wait for industry resolution of the method change before conducting an audit. In August 2011, the IRS issued new guidance regarding the repairs deduction for electric transmission and distribution businesses for years ending on or after December 31, 2010. The guidance was not applicable to tax years prior to 2010. In the fourth quarter 2011, the IRS agreed to allow PG&E Corporation to file claims for 2008-2010 for the repairs method change. As a result, PG&E Corporation made a cumulative adjustment for the repairs deduction for all of the applicable years, which resulted in a decrease of $174 million to the unrecognized tax benefit in 2011.

In December 2011, the California Franchise Tax Board completed its audits of PG&E Corporation's 2004 and 2005 combined California income tax returns, as well as the 1997-2007 amended income tax returns reflecting IRS settlements for these years. In addition, the California statute of limitation for the 1997-2004 tax years expired on December 31, 2011. PG&E Corporation recorded a tax benefit of $9 million as a result of the resolution of these audits.

PG&E Corporation believes that the final resolution of open federal and California audits will not have a material impact on its financial condition or results of operations.

Loss carry forwards

As of December 31, 2011 and 2010, PG&E Corporation had approximately $17 million and $24 million, respectively, of federal and California capital loss carry forwards based on filed tax returns, of which approximately $16 million will expire if not used by December 31, 2012. For all periods presented, PG&E Corporation has provided a full valuation allowance against its deferred income tax assets for capital loss carry forwards.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "Tax Relief Act") federal legislation that was signed into law on December 17, 2010, provides for full expensing for tax purposes of qualified property, plant, and equipment placed in service from September 9, 2010 to December 31, 2011. The Tax Relief Act increased PG&E Corporation's federal net operating loss carry forwards. As of December 31, 2011, PG&E Corporation had approximately $1.8 billion of federal net operating loss carry forwards and $10 million of tax credit carry forwards, which will expire between 2029 and 2031. In addition, PG&E Corporation had approximately $82 million of loss carry forwards related to charitable contributions, which will expire between 2013 and 2016. PG&E Corporation believes it is more likely than not the tax benefits associated with the federal operating loss, charitable contributions, and tax credit can be realized within the carry forward periods, therefore no valuation allowance was recognized as of December 31, 2011. The amount of federal net operating loss carry forwards for which a tax benefit from employee stock plans would be recorded in additional paid-in capital was approximately $16 million as of December 31, 2011.